Equity-based Compensation and Warrants - Compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 2,946	$ 1,564	$ 6,310	$ 4,895	$ 6,002	$ 5,721
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	352	75	679	250	318	255
Product and technology
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	1,060	460	2,212	1,312	1,674	1,108
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	702	340	1,494	1,162	1,482	1,199
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 832	$ 689	$ 1,925	$ 2,171	$ 2,528	$ 3,159